Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method

								Share of		Foreign	Other	Other	Balance as		Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Negative	of
Taxpayer ID					Ownership	1-1-2023	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2023	Equity	12-31-2023
Number	Associates and Joint Ventures	Relationship	Country	Currency	Percentage	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	Provision	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	12,404,147	-	6,688,098	-	576,392	-	-	19,668,637	-	19,668,637
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.08%	388,328	-	60,300	(68,676)	(252,284)	-	155,694	283,362	-	283,362
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	-	98,222	61,702	-	(1,428)	-	(99,637)	58,859	-	58,859
77.374.847-0	HIF H2 SpA (1)	Joint venture	Chile	U.S. dollar	50.00%	-	-	(7,142)	-	(412)	-	-	(7,554)	7,554	-
77.569.067-4	Enel X Way Chile S.p.A.	Associate	Chile	Chilean Peso	49.00%	4,960,303	1,470,000	(1,100,870)	-	-	13,494	-	5,342,927	-	5,342,927
77.230.801-9					TOTAL	17,752,778	1,568,222	5,702,088	(68,676)	322,268	13,494	56,057	25,346,231	7,554	25,353,785

								Share of		Foreign	Other	Other	Balance as	Negative	Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Equity	of
Taxpayer ID					Ownership	1-1-2022	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2022	Provision	12-31-2022
Number	Associates and Joint Ventures	Relationship	Country	Currency	'Percentage	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	5,706,636	—	6,846,528	—	(149,017)	—	—	12,404,147	—	12,404,147
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.08%	387,135	—	(22,337)	(42,758)	(144,639)	—	210,927	388,328	—	388,328
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	—	16,493	(59,317)	—	—	—	—	(42,824)	42,824	—
77.157.779-2	Enel X AMPCI Ebus Chile SpA	Associate	Chile	U.S. dollar	20.00%	3,828,885	—	(29,621)	(384,087)	(67,686)	1,033,236	(4,380,727)	—	—	—
77.374.847-0	HIF H2 SpA (1)	Joint venture	Chile	U.S. dollar	50.00%	1,277	2,744,259	(2,750,793)	—	146	—	—	(5,111)	5,111	—
77.230.801-9	Sociedad de Inversiones K Cuatro SpA (2)	Joint venture	Chile	Chilean Peso	50.00%	—	29,352,972	(266,328)	—	—	—	(29,086,644)	—	—	—
77.371.406-1	Suministradora de Buses K Cuatro SPA (2)	Joint venture	Chile	Chilean Peso	0.50%	—	296,809	(3,259)	—	—	—	(293,550)	—	—	—
77.569.067-4	Enel X Way Chile S.p.A.	Associate	Chile	Chilean Peso	49.00%	—	6,196,475	(433,632)	—	—	9,949	(812,489)	4,960,303	—	4,960,303
					TOTAL	9,923,933	38,607,008	3,281,241	(426,845)	(361,196)	1,043,185	(34,362,483)	17,704,843	47,935	17,752,778
(1)See Note 13.3.a).
(2)See Note 13.3.b).

Summary of Financial Information from Financial Statements of Investments in Associates

	As of December 31, 2023
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Ownership %	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	144,820,356	1,776,749,121	251,678,137	1,610,885,427	1,042,145,056	20,064,295	1,729,184	21,793,479
Enel X Way Chile S.p.A.	49.00%	14,966,228	3,393,337	7,094,389	361,244	9,082,236	(2,246,673)	27,539	(2,219,134)

	As of December 31, 2022
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Ownership %	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	168,628,712	1,732,116,130	258,607,318	1,604,925,084	1,342,760,054	20,539,585	(447,055)	20,092,530
Enel X AMPCI Ebus Chile SpA	20.00%	—	—	—	—	—	(148,103)	4,827,752	4,679,649
Enel X Way Chile S.p.A.	49.00%	15,891,445	2,214,410	7,578,722	404,066	4,239,501	(884,964)	20,305	(864,659)

Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Financial Information from Financial Statements of Joint Ventures

Transmisora Eléctrica
de Quillota Ltda.
% Ownership	50.0%
12-31-2021
ThCh$
Total current assets	—
Total non-current assets	—
Total current liabilities	—
Total non-current liabilities	—
Cash and cash equivalents	—

Revenues	896,616
Other fixed operating expenses	(239,154)
Depreciation and amortization expense	(824,314)
Other Income	25,735
Interest income	61,769
Income tax expense	(505,710)
Profit (loss)	(585,058)
Comprehensive income	(585,058)

HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Financial Information from Financial Statements of Joint Ventures

	HIF H2 SpA
% Ownership	50.0%	50.0%
	12-31-2023	12-31-2022
	ThCh$	ThCh$
Total current assets	2,620	2,556
Total current liabilities	27,945	12,779
Cash and cash equivalents	2,620	2,556

Other fixed operating expenses	(14,278)	(5,501,586)
Profit (Loss)	(14,278)	(5,501,586)
Comprehensive income	(14,278)	(5,501,586)

Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Financial Information from Financial Statements of Joint Ventures

Sociedad de Inversiones
K Cuatro SpA
% Ownership	50.0%
12-06-2022
ThCh$
Total current assets	237,410
Total non-current assets	59,474,494
Total current liabilities	1,927
Total non-current liabilities	886,326
Cash and cash equivalents	1,557

Other fixed operating expenses	(600,822)
Financial costs	(129)
Foreign currency exchange gains (losses)	58,279
Income per adjustment units	3,497
Profit (loss)	(539,175)
Comprehensive income	(539,175)